STOCK WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Warrants and Rights Note Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company at March 31, 2013:

Exercise	Number	Number	Expiration
Price	Outstanding	Vested	Date
$8.00	445,209	445,209	December 2013
12.00	456,008	447,908	December 2017 to January 2018
20.00	15,288	15,288	January 2014 to January 2015
25.00	354,227	354,227	January 2017 to March 2019
	1,270,732	1,262,632

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at December 31, 2012:

Exercise	Number	Expiration
Price	Outstanding	Date
$8.00	445,209	December 2013
12.00	445,209	December 2017
$20.00	15,288	January 2014 to January 2015
25.00	354,228	January 2017 to March 2019
	1,259,934

Schedule Of Share Based Payment Award Stock Warrants Valuation Assumptions [Table Text Block]

The assumptions used in the valuation of warrants which vested during the three months ended March 31, 2013 were as follows:

Risk-free interest rate	0.77%
Life of warrant	5 years
Expected stock price volatility	102.46%
Expected dividend yield	$0.0